Discontinued Operations - Schedule of Discontinued Operation Consolidated Statements of Net (Loss)/Income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Discontinued Operation Consolidated Statements Of Net Loss Income Abstract
Net revenues		$ 1,825,288	$ 3,702,619
Cost of revenues		(1,121,174)	(2,216,444)
Taxes and other surcharges		(5,598)	(9,934)
Gross profit		698,516	1,476,241
Operating expenses		(551,578)	(471,218)
Other income/(expenses). net		1,501	10,178
Income before income tax		148,439	1,015,201
Income tax benefit/(expense)		19,381	(169,458)
Income from discontinued operations, net of income tax	$ 0	$ 167,820	$ 845,743